INVESTMENT SECURITIES - Equity instruments through OCI - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 303,076,129	$ 259,515,428
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,515,090	1,328,092
Investment securities at fair value
Disclosure of financial assets [line items]
Financial assets	30,488,831	22,947,186
Equity investments | Investment securities at fair value | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,515,090	1,328,092
Equity investments | Investment securities at fair value | Investments in equity instruments designated at fair value through other comprehensive income [member] | Empresa de Energia de Bogota S.A. E.S.P.
Disclosure of financial assets [line items]
Financial assets	1,259,541	1,055,163
Equity investments | Investment securities at fair value | Investments in equity instruments designated at fair value through other comprehensive income [member] | Gas Natural S.A. ESP
Disclosure of financial assets [line items]
Financial assets		45,945
Equity investments | Investment securities at fair value | Investments in equity instruments designated at fair value through other comprehensive income [member] | Mineros S.A.
Disclosure of financial assets [line items]
Financial assets	93,134	72,638
Equity investments | Investment securities at fair value | Investments in equity instruments designated at fair value through other comprehensive income [member] | Bolsa de Valores de Colombia S.A.
Disclosure of financial assets [line items]
Financial assets	47,947	46,817
Equity investments | Investment securities at fair value | Investments in equity instruments designated at fair value through other comprehensive income [member] | Sociedades Portuarias
Disclosure of financial assets [line items]
Financial assets	38,142	29,840
Equity investments | Investment securities at fair value | Investments in equity instruments designated at fair value through other comprehensive income [member] | Others
Disclosure of financial assets [line items]
Financial assets	$ 76,325	$ 77,689